Land use rights, net (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Land Use Rights, Net [Line Items]
Land use rights	¥ 41,715	¥ 40,650
Less: accumulated amortization and impairment	(4,837)	(3,817)
Net carrying amount	36,878	36,833		$ 5,273
Amortization expenses	1,003	959	¥ 900
Amortization expenses related to the land use rights for future periods
2026	969
2027	969
2028	969
2029	969
2030	969
2031 and thereafter	32,033
Impairment charge	¥ 0	¥ 448	¥ 210